Liability under insurance contracts and reinsurance contracts (Tables)	12 Months Ended
Dec. 31, 2023
Liabilities Under Reinsurance And Reinsurance Contracts [Abstract]
Summary of insurance contract liabilities
(a)	The details of insurance contract liabilities as of December 31, 2022 and 2023 are as follow:

	2022
	Life insurance							Non-life insurance
	Death		Health	Pension Savings	Variable	Etc.	Complex	Long- term	General	Car	Total
Insurance contract assets	~~W~~	—	—	—	—	—	—	—	—	—	—
Insurance contract liabilities (*)		14,562,428	4,989,899	21,137,691	5,124,028	1,528	—	3,376	85,672	1,767	45,906,389
Net insurance contract liabilities (assets) total		14,562,428	4,989,899	21,137,691	5,124,028	1,528	—	3,376	85,672	1,767	45,906,389
Reinsurance contract assets		—	—	—	—	—	59,018	—	29,754	—	88,772
Reinsurance contract liabilities		(24,661)	(38,109)	—	—	—	—	—	(33)	—	(62,803)

Total net reinsurance contract assets (liabilities)	~~W~~	(24,661)	(38,109)	—	—	—	59,018	—	29,721	—	25,969

	2023
	Life insurance							Non-life insurance
	Death		Health	Pension Savings	Variable	Etc.	Complex	Long- term	General	Car	Total
Insurance contract assets	~~W~~	—	—	—	—	—	—	(444)	(10,210)	—	(10,654)
Insurance contract liabilities (*)		16,895,075	5,347,357	20,536,870	5,445,493	5,001	—	—	102,921	1,515	48,334,232
Net insurance contract liabilities (assets) total		16,895,075	5,347,357	20,536,870	5,445,493	5,001	—	(444)	92,711	1,515	48,323,578
Reinsurance contract assets		—	—	—	—	—	62,815	—	25,538	—	88,353
Reinsurance contract liabilities		(27,046)	(66,075)	—	—	—	—	(41)	(78)	—	(93,240)

Total net reinsurance contract assets (liabilities)	~~W~~	(27,046)	(66,075)	—	—	—	62,815	(41)	25,460	—	(4,887)

(*)	As of December 31, 2022 and 2023 contractor’s share adjustment amount is excluded ~~W~~ (-) 1,616 million and ~~W~~ (-) 1,024 million, respectively.

(b)	The assumptions and calculation basis for the current estimates of future cash flows applied to the holding contract as of December 31, 2022 and 2023 are as follow:

Summary of current estimates of future cash flows

	Assumption value (%)
	2022	2023	Transition point	Basis for calculation
Life insurance:
Cancellation rate	0.00~78.00	0.00~73.78	0.00~78.00	The ratio of the cancellation contract amount to the maintenance contract amount by payment category, product group, interest rate category, channel, and elapsed period calculated based on the last 5 years of experience statistics.

Loss rate	9.00~ 771.00	17.00 ~ 756.00	11.00 ~ 833.00	- Other than general mortality: Ratio of accident insurance premium to on-level risk insurance premium by risk coverage and elapsed period based on the last five years of experience statistics

				- General mortality: Ratio of actual mortality rate to expected mortality rate by risk coverage and elapsed period based on empirical statistics from the past five years

Operating expense rate	—	—	—	Based on the Group’s experience statistics for the past one year or more, the business plan (budget) that reflects the future operating expense policy is used as basic statistics to calculate proportional unit costs such as conversion results, planner fees, number of new/existing contracts, new/continuing insurance premiums, and reserves.

Discount rate	4.38 ~ 5.17	3.75 ~ 4.80	1.55 ~ 4.95	Interest rate term structure based on Financial Supervisory Service disclosure standards

Risk adjustment confidence level for non-financial risks	75.00	75.00	75.00	Under the assumption that the probability distribution of the present value of future cash flows at each reporting time follows a normal distribution, the portion where the 75% percentile exceeds the probability-weighted average of the present value of future cash flows is calculated as risk adjustment.

Assumption value (%)
	2022	2023	Transition point	Basis for calculation
Non-life insurance:
Cancellation rate	General: 5.10~38.90	General: 0.54~38.56	General: 0.10~39.60	General: Calculated as the ratio of the number of canceled and effective contracts compared to the number of contracts with experience from July 2017 to June 2023
	Long-term: 10.50~25.50	Long-term: 1.60~25.25	Long-term: 7.00~26.00	Long-term: Calculated as the ratio of the number of canceled and effective contracts compared to the number of contracts with experience from October 2017 to June 2023
* In case of long-term new products, application assumptions are used during product development due to lack of experience statistics of the consolidated entity.

Loss rate	General: 48.80~100.00	General: 24.47~112.27	General: 13.60~158.30	General: Calculated as the ratio of incurred losses to experienced risk insurance premiums from July 2016 to June 2023
	Long-term: 44.10~171.50	Long-term: 40.99~187.70	Long-term: 33.60~137.70	Long-term: Calculated as the ratio of incurred losses to experienced risk insurance premiums from October 2017 to June 2023
* In case of long-term new products, application assumptions are used during product development due to lack of experience statistics of the Group.

	Assumption value (%)			Basis for calculation
	2022	2023	Transition point
Operating expense rate	Contract conclusion cost: Variable cost (%) 4.99~13.16 Fixed cost (won) 921~3,769	Contract conclusion cost: Variable cost (%) 11.73~2170.24 Fixed cost (won) 44,653~68,795	Contract conclusion cost: Variable cost (%) 6.02~10.96 Fixed cost (won) 902~1,896	Using the Group’s experience statistics for the year immediately preceding the calculation (October 2022 - September 2023), the operating expense unit price was subdivided by workload and type of work on a portfolio basis, and calculated by applying the variable cost/fixed ratio according to the operating expense allocation standard.

	Contract maintenance cost: Variable cost (%) 4.7~21.19 Fixed cost (won) 0~2,004	Contract maintenance cost: Variable cost (%) 31.73~36.37 Fixed cost (won) 2,220~2,538	Contract maintenance cost: Variable cost (%) 2.4~22.56 Fixed cost (won) 0~1,655	Contract conclusion cost - Variable cost: Distribution of contract variable cost compared to imported insurance premium

	Damage investigation cost (%) 8.38~26.9	Damage investigation cost (%) 11.65~14.30	Damage investigation cost (%) 20.7~30.7	- Fixed cost: Fixed cost distribution for contract conclusion compared to the number of new contracts

Contract maintenance cost
- Variable cost: Variable cost allocation for contract maintenance compared to earned insurance premiums
- Fixed cost: Fixed cost allocation for contract maintenance compared to the number of contracts held

Damage investigation cost: Amount of damage investigation cost allocated to the amount of damage incurred
*In case of long-term new products, application assumptions are used during product development due to lack of experience statistics of the consolidated entity

Discount rate	4.71~4.95	4.55~4.80	1.546~4.95	Interest rate term structure based on Financial Supervisory Service disclosure standards

Risk adjustment confidence level for non-financial risks	75.00	75.00	75.00	Under the assumption that the probability distribution of the present value of future cash flows at each reporting time follows a normal distribution, the portion where the 75% percentile exceeds the probability-weighted average of the present value of future cash flows is calculated as risk adjustment.

Summary of changes in the remaining coverage elements and occurrence elements of net insurance contract liabilities
(c)
The details of changes in the remaining coverage elements and occurrence elements of net insurance contract liabilities that did not apply the premium distribution for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Remaining coverage elements			Accident factors that occur	Total
		Excluding loss factors		Loss factor

Beginning balance	Insurance contract assets	~~W~~	—	—	—	—
	Insurance contract liabilities		50,883,599	984,570	1,861,002	53,729,171

	Net insurance contract liabilities		50,883,599	984,570	1,861,002	53,729,171

Insurance income	Retroactive modification method		(1,653,048)	—	—	(1,653,048)
	fair value law		(945,620)	—	—	(945,620)
	Etc.		(132,798)	—	—	(132,798)

			(2,731,466)	—	—	(2,731,466)

Insurance service expenses	Accrued insurance premiums and other incurred insurance service expenses		165	—	1,478,369	1,478,534
	Changes in incident fulfillment cash flow		—	—	(37,104)	(37,104)
	Costs related to onerous contracts		—	(7,810)	—	(7,810)
	Amortization of insurance acquisition Cash flows		214,103	—	—	214,103
	Etc.		15,772	(14,929)	—	843

			230,040	(22,739)	1,441,265	1,648,566

Investment factors and insurance premium refund			(5,790,725)	—	5,790,725	—
Insurance finance income and expenses	Current profit or loss		785,938	19,074	58,382	863,394
	Other comprehensive income		(6,290,667)	(101,576)	(4,093)	(6,396,336)

		~~W~~	(5,504,729)	(82,502)	54,289	(5,532,942)

		2022
		Remaining coverage elements			Accident factors that occur	Total
		Excluding loss factors		Loss factor

Cash flow for the period	Insurance premium received	~~W~~	6,875,883	—	—	6,875,883
	Insurance acquisition cash flow payment		(841,325)	—	—	(841,325)
	Payment of insurance benefits and other insurance service expenses		5,221	—	(1,463,750)	(1,458,529)
	Receipt (payment) of investment elements and refund of insurance premiums		—	—	(5,873,670)	(5,873,670)

			6,039,779	—	(7,337,420)	(1,297,641)

Business combination			2,058	849	167	3,074

Other increase/decrease			63	(63)	—	—
Ending balance	Insurance contract assets		—	—	—	—
	Insurance contract liabilities		43,128,619	880,115	1,810,028	45,818,762

	Net insurance contract liabilities	~~W~~	43,128,619	880,115	1,810,028	45,818,762

		2023
		Remaining coverage elements			Accident factors that occur	Total
		Excluding loss factors		Loss factor
Beginning balance	Insurance contract assets	~~W~~	—	—	—	—
	Insurance contract liabilities		43,128,619	880,115	1,810,028	45,818,762

	Net insurance contract liabilities		43,128,619	880,115	1,810,028	45,818,762

Insurance income	Retroactive modification method		(1,484,047)	—	—	(1,484,047)
	Fair value method		(958,369)	—	—	(958,369)
	Etc.		(417,542)	—	—	(417,542)

			(2,859,958)	—	—	(2,859,958)

Insurance service expenses	Accrued insurance premiums and other incurred insurance service expenses		—	—	1,513,580	1,513,580
	Changes in incident fulfillment cash flow		—	—	11,468	11,468
	Costs related to onerous contracts		—	(35,360)	—	(35,360)
	Amortization of insurance acquisition cash flows		262,280	—	—	262,280
	Etc.		(21,048)	(16,548)	—	(37,596)

			241,232	(51,908)	1,525,048	1,714,372

Investment factors and insurance premium refund			(5,281,435)	—	5,281,435	—
Insurance finance income and expenses	Current profit or loss		2,134,312	21,300	62,861	2,218,473
	Other comprehensive income		2,924,797	35,025	1,172	2,960,994

		~~W~~	5,059,109	56,325	64,033	5,179,467

		2023
		Remaining coverage elements			Accident factors that occur	Total
		Excluding loss factors		Loss factor
Cash flow for the period	Insurance premium received	~~W~~	6,209,129	—	—	6,209,129
	Insurance acquisition cash flow payment		(979,176)	—	—	(979,176)
	Payment of insurance benefits and other insurance service expenses		(715)	—	(1,497,502)	(1,498,217)
	Receipt (payment) of investment elements and refund of insurance premiums		—	—	(5,355,137)	(5,355,137)

			5,229,238	—	(6,852,639)	(1,623,401)

Other increase/decrease			269	(490)	101	(120)
Ending balance	Insurance contract assets		(493)	—	49	(444)
	Insurance contract liabilities		45,517,567	884,042	1,827,957	48,229,566

	Net insurance contract liabilities	~~W~~	45,517,074	884,042	1,828,006	48,229,122

Summary of coverage elements and occurrence elements of net insurance contract liabilities applying the premium allocation
(d)
The changes in the remaining coverage elements and occurrence elements of net insurance contract liabilities applying the premium allocation approach for the years ended December 31, 2022 and 2023 are as follow:

	2022
		Remaining coverage elements			Accident factors that occur
		Excluding loss factors		Loss factor	Present value estimate of future cash flows	Risk adjustment for non-financial risks	Total
Beginning balance	Insurance contract assets	~~W~~	—	—	—	—	—
	Insurance contract liabilities		219	—	348	23	590

	Net insurance contract liabilities		219	—	348	23	590

Insurance income			(10,264)	—	—	—	(10,264)

Insurance service expenses	Accrued insurance premiums and other incurred insurance service expenses		8,187	—	3,903	5	12,095
	Changes in incident fulfillment cash flow		—	—	1,257	225	1,482
	Costs related to onerous contracts		(178)	2,364	—	—	2,186
	Amortization of insurance acquisition Cash flows		3,541	—	—	—	3,541
	Etc.		—	—	—	—	—

			11,550	2,364	5,160	230	19,304

Investment factors and insurance premium refund			(2)	—	2	—	—

Insurance finance income and expenses	Current profit or loss		618	—	(5)	—	613
	Other comprehensive income		—	—	(1)	—	(1)

			618	—	(6)	—	612

Cash flow for the period	Insurance premium received		31,741	—	—	—	31,741
	Insurance acquisition cash flow payment		(8,488)	—	—	—	(8,488)
	Payment of insurance benefits and other insurance service expenses		(7,396)	—	(3,514)	—	(10,910)
	Receipt (payment) of investment elements and refund of insurance premiums		—	—	(2)	—	(2)

			15,857	—	(3,516)	—	12,341

Business Combination			60,687	775	3,384	198	65,044
Ending balance	Insurance contract assets		—	—	—	—	—
	Insurance contract liabilities		78,665	3,139	5,372	451	87,627

	Net insurance contract liabilities	~~W~~	78,665	3,139	5,372	451	87,627

		2023
		Remaining coverage elements			Accident factors that occur
		Excluding loss factors		Loss factor	Present value estimate of future cash flows	Risk adjustment for non-financial risks	Total
Beginning balance	Insurance contract assets	~~W~~	—	—	—	—	—
	Insurance contract liabilities		78,665	3,139	5,372	451	87,627

	Net insurance contract liabilities		78,665	3,139	5,372	451	87,627

Insurance income			(39,641)	—	—	—	(39,641)

Insurance service expenses	Accrued insurance premiums and other incurred insurance service expenses		33	—	29,966	1,093	31,092
	Changes in incident fulfillment cash flow		—	—	(2,669)	(684)	(3,353)
	Costs related to onerous contracts		23	2,449	—	—	2,472
	Amortization of insurance acquisition Cash flows		4,126	—	—	—	4,126
	Etc.		—	—	70	—	70

			4,182	2,449	27,367	409	34,407

Investment factors and insurance premium refund			(9)	—	9	—	—

Insurance finance income and expenses	Current profit or loss		2,412	—	67	10	2,489
	Other comprehensive income		—	—	23	2	25

			2,412	—	90	12	2,514

Cash flow for the period	Insurance premium received		46,680	—	—	—	46,680
	Insurance acquisition cash flow payment		(12,751)	—	—	—	(12,751)
	Payment of insurance benefits and other insurance service expenses		—	—	(22,643)	—	(22,643)
	Receipt (payment) of investment elements and refund of insurance premiums		—	—	288	—	288

			33,929	—	(22,355)	—	11,574

Other increase/decrease			(1,684)	(770)	307	122	(2,025)
Ending balance	Insurance contract assets		(10,670)	3	450	7	(10,210)
	Insurance contract liabilities		88,524	4,815	10,340	987	104,666

	Net insurance contract liabilities	~~W~~	77,854	4,818	10,790	994	94,456

Summary of measurement element in net insurance contract liabilities without applying the premium allocation approach
(e)	Changes by measurement element in net insurance contract liabilities without applying the premium allocation approach for the years ended December 31, 2022 and 2023 are as follow:

		2022
		Present value estimate		Risk adjustment for	Contractual service margin
		of future cash flows		non-financial risks	Retrospective method	Fair value method	Etc.	Sub-total	Total
Beginning balance	Insurance contract assets	~~W~~	—	—	—	—	—	—	—
	Insurance contract liabilities		42,860,167	1,273,126	7,528,543	2,067,335	—	9,595,878	53,729,171

	Net insurance contract liabilities		42,860,167	1,273,126	7,528,543	2,067,335	—	9,595,878	53,729,171

Changes related to future services	Change in contractual service margin adjustment estimate		(46,515)	7,259	(370,905)	434,892	(24,732)	39,255	(1)
	Change in unadjusted estimate of contractual service margin		(75,617)	(808)	—	—	—	—	(76,425)
	Initial recognition effect of new contracts for the current period		(792,097)	106,962	—	—	753,751	753,751	68,616

			(914,229)	113,413	(370,905)	434,892	729,019	793,006	(7,810)

Changes related to current service	Contractual service margin amortization		—	—	(632,727)	(218,251)	(50,830)	(901,808)	(901,808)
	Risk-adjusted change		—	(109,301)	—	—	—	—	(109,301)
	Experience adjustment		(26,844)	—	(33)	—	—	(33)	(26,877)

			(26,844)	(109,301)	(632,760)	(218,251)	(50,830)	(901,841)	(1,037,986)

Changes related to past services	Adjustment of accident factors		(27,113)	(9,991)	—	—	—	—	(37,104)

		2022
		Present value estimate		Risk adjustment for	Contractual service margin
		of future cash flows		non-financial risks	Retrospective method	Fair value method	Etc.	Sub-total	Total
Insurance finance income and expenses	Current profit or loss	~~W~~	501,746	36,907	240,829	67,170	16,742	324,741	863,394
	Other comprehensive income		(6,243,862)	(152,474)	—	—	—	—	(6,396,336)

			(5,742,116)	(115,567)	240,829	67,170	16,742	324,741	(5,532,942)

Cash flow for the period	Insurance premium received		6,875,883	—	—	—	—	—	6,875,883
	Insurance acquisition cash flow payment		(841,325)	—	—	—	—	—	(841,325)
	Payment of insurance benefits and other insurance service expenses		(1,458,529)	—	—	—	—	—	(1,458,529)
	Receipt (payment) of investment elements and refund of insurance premiums		(5,873,670)	—	—	—	—	—	(5,873,670)

			(1,297,641)	—	—	—	—	—	(1,297,641)

Business Combination			(633)	88	13	—	3,606	3,619	3,074

Ending balance	Insurance contract assets		—	—	—	—	—	—	—
	Insurance contract liabilities		34,851,591	1,151,768	6,765,720	2,351,146	698,537	9,815,403	45,818,762

	Net insurance contract liabilities	~~W~~	34,851,591	1,151,768	6,765,720	2,351,146	698,537	9,815,403	45,818,762

		2023
		Present value estimate		Risk adjustment for	Contractual service margin
		of future cash flows		non-financial risks	Retrospective method	Fair value method	Etc.	Sub-total	Total
Beginning balance	Insurance contract assets	~~W~~	—	—	—	—	—	—	—
	Insurance contract liabilities		34,851,591	1,151,768	6,765,720	2,351,146	698,537	9,815,403	45,818,762

	Net insurance contract liabilities		34,851,591	1,151,768	6,765,720	2,351,146	698,537	9,815,403	45,818,762

Changes related to future services	Change in contractual service margin adjustment estimate		350,007	(84,549)	(659,780)	570,862	(176,540)	(265,458)	—
	Change in unadjusted estimate of contractual service margin		(46,697)	(4,196)	—	—	(158)	(158)	(51,051)
	Initial recognition effect of new contracts for the current period		(991,607)	105,353	—	—	901,945	901,945	15,691

			(688,297)	16,608	(659,780)	570,862	725,247	636,329	(35,360)

Changes related to current service	Contractual service margin amortization		—	—	(536,399)	(215,795)	(162,449)	(914,643)	(914,643)
	Risk-adjusted change		—	(101,902)	—	—	—	—	(101,902)
	Experience adjustment		(105,141)	(8)	—	—	—	—	(105,149)

			(105,141)	(101,910)	(536,399)	(215,795)	(162,449)	(914,643)	(1,121,694)

Changes related to past services	Adjustment of accident factors		21,880	(10,412)	—	—	—	—	11,468

		2023
		Present value estimate		Risk adjustment for	Contractual service margin
		of future cash flows		non-financial risks	Retrospective method	Fair value method	Etc.	Sub-total	Total
Insurance finance income and expenses	Current profit or loss	~~W~~	1,848,652	42,200	203,297	76,583	47,741	327,621	2,218,473
	Other comprehensive income		2,907,587	53,407	—	—	—	—	2,960,994

			4,756,239	95,607	203,297	76,583	47,741	327,621	5,179,467

Cash flow for the period	Insurance premium received		6,209,129	—	—	—	—	—	6,209,129
	Insurance acquisition cash flow payment		(979,176)	—	—	—	—	—	(979,176)
	Payment of insurance benefits and other insurance service expenses		(1,498,217)	—	—	—	—	—	(1,498,217)
	Receipt (payment) of investment elements and refund of insurance premiums		(5,355,137)	—	—	—	—	—	(5,355,137)

			(1,623,401)	—	—	—	—	—	(1,623,401)

Other increase/decrease			(117)	(3)	—	—	—	—	(120)
Ending balance	Insurance contract assets		(743)	124	—	—	175	175	(444)
	Insurance contract liabilities		37,213,497	1,151,534	5,772,838	2,782,796	1,308,901	9,864,535	48,229,566

	Net insurance contract liabilities	~~W~~	37,212,754	1,151,658	5,772,838	2,782,796	1,309,076	9,864,710	48,229,122

Summary of insurance contracts that did not apply the premium allocation approach recognized
(f)	Details of insurance contracts that did not apply the premium allocation approach recognized for the first time for the years ended December 31, 2022 and 2023 are as follow:

		2022
		Present value estimate of future cash outflows			Present value estimate of future cash inflows	Risk adjustment for non-financial risks	Contractual service margin	Total
		Other than insurance acquisition cash flow amount		Insurance acquisition cash flow amount
Contract recognized for the first time in the period	Except for loss burden contract set	~~W~~	2,314,596	783,758	(3,948,951)	96,846	753,751	—
	Loss burden contract set		705,278	120,272	(767,050)	10,116	—	68,616

		~~W~~	3,019,874	904,030	(4,716,001)	106,962	753,751	68,616

		2023
		Present value estimate of future cash outflows			Present value estimate of future cash inflows	Risk adjustment for non-financial risks	Contractual service margin	Total
		Other than insurance acquisition cash flow amount		Insurance acquisition cash flow amount
Contract recognized for the first time in the period	Except for loss burden contract set	~~W~~	2,790,412	975,895	(4,766,973)	98,721	901,945	—
	Loss burden contract set		154,524	63,685	(209,150)	6,632	—	15,691

		~~W~~	2,944,936	1,039,580	(4,976,123)	105,353	901,945	15,691

Summary of information about expected recognition of contractual service margin in profit or loss does not apply premium distribution
(g)
The amount expected to be recognized in profit or loss in the future as contractual service margin for insurance contracts that do not apply the premium distribution approach as of December 31, 2022 and 2023 are as follow:

	2022
	Less than 1 year		1~2 years	2~5 years	5~10 years	More than 10 years	Total
Contractual Service Margin	~~W~~	834,346	738,947	1,820,472	2,179,243	4,242,395	9,815,403

	2023
	Less than 1 year		1~2 years	2~5 years	5~10 years	More than 10 years	Total
Contractual Service Margin	~~W~~	867,208	759,132	1,851,145	2,185,854	4,201,371	9,864,710

Summary of fair value amounts of basic items of insurance contracts
(h)	The composition details and fair value amounts of basic items of insurance contracts with direct participation characteristics as of December 31, 2022 and 2023 are as follow:

(*)	2022		2023
Cash and amortized cost measurement deposits	~~W~~	381,923	322,933
Financial assets measured at fair value through profit or loss		3,831,526	3,934,491
Amortized cost loan receivables		44,319	66,790
derivatives		(961)	674
Etc.		79,950	81,468

	~~W~~	4,336,757	4,406,356

(*)	As of December 31, 2022 and 2023, the book value of financial assets (liabilities) of variable insurance is ~~W~~ 5,695,788 million and ~~W~~ 5,940,453 million.

Summary of Changes in the remaining coverage elements and occurrence elements of reinsurance contract assets (liabilities)
(i)
The details of changes in the remaining coverage elements and occurrence elements of reinsurance contract assets (liabilities) for which the premium distribution approach was not applied for the years ended December 31, 2022 and 2023 are as follow:

		2022
		Remaining coverage elements			Accident factors that occur	Total
		Excluding loss factors		Loss factor
Beginning balance	Reinsurance contract assets	~~W~~	—	—	—	—
	Reinsurance contract liabilities		(372,952)	31,824	59,364	(281,764)

	Net reinsurance contract assets (liabilities)		(372,952)	31,824	59,364	(281,764)

Reinsurance revenue	Accrued reinsurance amount		—	—	66,383	66,383
	Changes in incident fulfillment cash flow		—	—	(25,677)	(25,677)
	Etc.		—	(5,724)	—	(5,724)

			—	(5,724)	40,706	34,982

Reinsurance service expense	Fair value method		(53,430)	—	—	(53,430)
	Etc.		(8,898)	—	—	(8,898)

			(62,328)	—	—	(62,328)

Recovery of investment elements and reinsurance premiums			(146,377)	—	146,377	—
Reinsurance finance income and expense	Current profit or loss		(1,852)	73	600	(1,179)
	Other comprehensive income		45,085	1,725	(490)	46,320

		~~W~~	43,233	1,798	110	45,141

		2022
		Remaining coverage elements			Accident factors that occur	Total
		Excluding loss recovery factors		Loss recovery factor
Cash flow for the period	Reinsurance premium paid	~~W~~	440,630	—	—	440,630
	Recovery of reinsurance proceeds and other reinsurance profits		—	—	(35,130)	(35,130)
	Receipt of investment elements and recovery of reinsurance premiums		—	—	(145,284)	(145,284)

			440,630	—	(180,414)	260,216

Ending balance	Reinsurance contract assets		8,453	5,236	45,328	59,017
	Reinsurance contract liabilities		(106,247)	22,662	20,815	(62,770)

	Net reinsurance contract assets (liabilities)	~~W~~	(97,794)	27,898	66,143	(3,753)

		2023
		Remaining coverage elements			Accident factors that occur	Total
		Excluding loss factors		Loss factor
Beginning balance	Reinsurance contract assets	~~W~~	8,453	5,236	45,328	59,017
	Reinsurance contract liabilities		(106,247)	22,662	20,815	(62,770)

	Net reinsurance contract assets (liabilities)		(97,794)	27,898	66,143	(3,753)

Reinsurance revenue	Accrued reinsurance amount		—	—	72,651	72,651
	Changes in incident fulfillment cash flow		—	—	(32,100)	(32,100)
	Etc.		(1)	(115)	—	(116)

			(1)	(115)	40,551	40,435

Reinsurance service expense	Fair value method		(52,637)	—	—	(52,637)
	Etc.		(19,767)	318	—	(19,449)

			(72,404)	318	—	(72,086)

Recovery of investment elements and reinsurance premiums			(152,684)	—	152,684	—
Reinsurance finance income and expense	Current profit or loss		(2,156)	29	1,263	(864)
	Other comprehensive income		(28,793)	384	116	(28,293)

		~~W~~	(30,949)	413	1,379	(29,157)

		2023
		Remaining coverage elements			Accident factors that occur	Total
		Excluding loss recovery factors		Loss recovery factor
Cash flow for the period	Reinsurance premium paid	~~W~~	229,319	—	—	229,319
	Recovery of reinsurance proceeds and other reinsurance profits		—	—	(43,405)	(43,405)
	Receipt of investment elements and recovery of reinsurance premiums		—	—	(152,052)	(152,052)

			229,319	—	(195,457)	33,862

Other increase/decrease			745	(347)	(47)	351
Ending balance	Reinsurance contract assets		19,436	5,055	38,323	62,814
	Reinsurance contract liabilities		(143,204)	23,112	26,930	(93,162)

	Net reinsurance contract assets (liabilities)	~~W~~	(123,768)	28,167	65,253	(30,348)

Summary of reconciliation of changes in insurance contracts by remaining coverage and incurred claims for which the applying the premium distribution approach
(j)
Details of changes in the remaining coverage elements and occurrence elements of reinsurance contract assets (liabilities) applying the premium distribution approach for the years ended December 31, 2022 and 2023 are as follow:

		2022
		Remaining coverage elements			Accident factors that occur		Total
		Excluding loss recovery factors		Loss recovery factor	Present value estimate of future cash flows	Risk adjustment for non-financial risks
Beginning balance	Reinsurance contract assets	~~W~~	—	—	—	—	—
	Reinsurance contract liabilities		—	—	—	—	—

	Net reinsurance contract assets (liabilities)		—	—	—	—	—

Reinsurance revenue	Accrued reinsurance amount		—	—	614	(8)	606
	Changes in incident fulfillment cash flow		—	(65)	667	84	686
	Etc.		—	—	—	—	—

			—	(65)	1,281	76	1,292

Reinsurance service expense			(1,582)	—	—	—	(1,582)
Recovery of investment elements and reinsurance premiums			—	—	—	—	—
Reinsurance finance income and expense	Current profit or loss		255	—	(6)	—	249
	Other comprehensive income		—	—	—	—	—

			255	—	(6)	—	249

Cash flow for the period	Reinsurance premium paid		14,052	—	—	—	14,052
	Recovery of reinsurance proceeds and other reinsurance profits		—	—	(447)	—	(447)
	Receipt of investment elements and recovery of reinsurance premiums		—	—	—	—	—

			14,052	—	(447)	—	13,605

Business Combination			14,176	140	1,798	44	16,158
Ending balance	Reinsurance contract assets		26,901	75	2,659	120	29,755
	Reinsurance contract liabilities		—	—	(33)	—	(33)

	Net reinsurance contract assets (liabilities)	~~W~~	26,901	75	2,626	120	29,722

		2023
		Remaining coverage elements			Accident factors that occur		Total
		Excluding loss recovery factors		Loss recovery factor	Present value estimate of future cash flows	Risk adjustment for non-financial risks
Beginning balance	Reinsurance contract assets	~~W~~	26,901	75	2,659	120	29,755
	Reinsurance contract liabilities		—	—	(33)	—	(33)

	Net reinsurance contract assets (liabilities)		26,901	75	2,626	120	29,722

Reinsurance revenue	Accrued reinsurance amount		—	—	2,813	79	2,892
	Changes in incident fulfillment cash flow		—	1,194	318	(71)	1,441
	Etc.		217	—	—	—	217

			217	1,194	3,131	8	4,550

Reinsurance service expense			(10,104)	—	—	—	(10,104)
Recovery of investment elements and reinsurance premiums			—	—	—	—	—
Reinsurance finance income and expense	Current profit or loss		915	—	27	3	945
	Other comprehensive income		—	—	9	1	10

			915	—	36	4	955

Cash flow for the period	Reinsurance premium paid		3,716	—	—	—	3,716
	Recovery of reinsurance proceeds and other reinsurance profits		—	—	(1,079)	—	(1,079)
	Receipt of investment elements and recovery of reinsurance premiums		—	—	—	—	—

			3,716	—	(1,079)	—	2,637

Other increase/decrease			(1,733)	(49)	(489)	(28)	(2,299)
Ending balance	Reinsurance contract assets		19,971	1,220	4,244	104	25,539
	Reinsurance contract liabilities		(59)	—	(19)	—	(78)

	Net reinsurance contract assets (liabilities)	~~W~~	19,912	1,220	4,225	104	25,461

Summary of measurement element in reinsurance contract assets (liabilities) for which the premium distribution
(k)	Changes by measurement element in reinsurance contract assets (liabilities) for which the premium distribution approach was not applied for the years ended December 31, 2022 and 2023 are as follow:

		2022
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin			Total
					Fair value method	Etc.	Sub-total
Beginning balance	Reinsurance contract assets	~~W~~	—	—	—	—	—	—
	Reinsurance contract liabilities		(421,703)	42,240	97,699	—	97,699	(281,764)

	Net reinsurance contract assets (liabilities)		(421,703)	42,240	97,699	—	97,699	(281,764)

Changes related to future services	Change in contractual service margin adjustment estimate		(34,424)	3,218	26,001	468	26,469	(4,737)
	Initial recognition effect of new contracts for the current period		(68,578)	6,142	—	64,486	64,486	2,050

			(103,002)	9,360	26,001	64,954	90,955	(2,687)

Changes related to current service	Contractual service margin amortization		—	—	(11,589)	(4,433)	(16,022)	(16,022)
	Risk-adjusted change		—	(2,445)	—	—	—	(2,445)
	Experience adjustment		19,485	—	—	—	—	19,485

			19,485	(2,445)	(11,589)	(4,433)	(16,022)	1,018

Changes related to past services	Adjustment of accident factors	~~W~~	(24,999)	(678)	—	—	—	(25,677)

		2022
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin			Total
					Fair value method	Etc.	Sub-total
Reinsurance finance income and expense	Current profit or loss	~~W~~	(8,125)	1,533	3,210	2,203	5,413	(1,179)
	Other comprehensive income		56,938	(10,618)	—	—	—	46,320

			48,813	(9,085)	3,210	2,203	5,413	45,141

Cash flow for the period	Reinsurance premium paid		440,630	—	—	—	—	440,630
	Recovery of reinsurance proceeds and other reinsurance profits		(35,130)	—	—	—	—	(35,130)
	Receipt of investment elements and refund of insurance premiums		(145,284)	—	—	—	—	(145,284)

			260,216	—	—	—	—	260,216

Ending balance	Reinsurance contract assets		(52,365)	16,522	47,211	47,649	94,860	59,017
	Reinsurance contract liabilities		(168,825)	22,870	68,110	15,075	83,185	(62,770)

	Net reinsurance contract assets (liabilities)	~~W~~	(221,190)	39,392	115,321	62,724	178,045	(3,753)

		2023
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin			Total
					Fair value method	Etc.	Sub-total
Beginning balance	Reinsurance contract assets	~~W~~	(52,365)	16,522	47,211	47,649	94,860	59,017
	Reinsurance contract liabilities		(168,825)	22,870	68,110	15,075	83,185	(62,770)

	Net reinsurance contract assets (liabilities)		(221,190)	39,392	115,321	62,724	178,045	(3,753)

Changes related to future services	Change in contractual service margin adjustment estimate		42,958	4,630	(71,099)	24,721	(46,378)	1,210
	Initial recognition effect of new contracts for the current period		(10,008)	1,254	—	8,924	8,924	170

			32,950	5,884	(71,099)	33,645	(37,454)	1,380

Changes related to current service	Contractual service margin amortization		—	—	(8,120)	(7,269)	(15,389)	(15,389)
	Risk-adjusted change		—	(2,485)	—	—	—	(2,485)
	Experience adjustment		16,943	—	—	—	—	16,943

			16,943	(2,485)	(8,120)	(7,269)	(15,389)	(931)

Changes related to past services	Adjustment of accident factors	~~W~~	(31,062)	(1,038)	—	—	—	(32,100)

		2023
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin			Total
					Fair value method	Etc.	Sub-total
Reinsurance finance income and expense	Current profit or loss	~~W~~	(8,686)	1,711	3,188	2,923	6,111	(864)
	Other comprehensive income		(31,987)	3,694	—	—	—	(28,293)

			(40,673)	5,405	3,188	2,923	6,111	(29,157)

Cash flow for the period	Reinsurance premium paid		229,319	—	—	—	—	229,319
	Recovery of reinsurance proceeds and other reinsurance profits		(43,405)	—	—	—	—	(43,405)
	Receipt of investment elements and refund of insurance premiums		(152,052)	—	—	—	—	(152,052)

			33,862	—	—	—	—	33,862

Other increase/decrease			351	—	—	—	—	351

Ending balance	Reinsurance contract assets		(26,683)	18,538	15,224	55,735	70,959	62,814
	Reinsurance contract liabilities		(182,136)	28,620	24,066	36,288	60,354	(93,162)

	Net reinsurance contract assets (liabilities)	~~W~~	(208,819)	47,158	39,290	92,023	131,313	(30,348)

Summary of reinsurance contracts that did not apply the premium allocation approach recognized for the first time
(l)	Details of reinsurance contracts that did not apply the premium allocation approach recognized for the first time for the years ended December 31, 2022 and 2023 are as follow:

		2022
		Present value estimate of future cash outflows			Present value estimate of future cash inflows	Risk adjustment for non-financial risks	Contractual service margin	Total
		Other than insurance acquisition cash flow amount		Insurance acquisition cash flow amount
Contract recognized for the first time in the period	Except for net profit contract set	~~W~~	443,000	—	(371,957)	(5,557)	(65,860)	(374)
	Net profit contract set		24,043	—	(26,508)	(585)	1,374	(1,676)

		~~W~~	467,043	—	(398,465)	(6,142)	(64,486)	(2,050)

		2023
		Present value estimate of future cash outflows			Present value estimate of future cash inflows	Risk adjustment for non-financial risks	Contractual service margin	Total
		Other than insurance acquisition cash flow amount		Insurance acquisition cash flow amount
Contract recognized for the first time in the period	Except for net profit contract set	~~W~~	71,470	—	(61,101)	(1,104)	(9,307)	(42)
	Net profit contract set		6,322	—	(6,683)	(150)	383	(128)

		~~W~~	77,792	—	(67,784)	(1,254)	(8,924)	(170)

Summary of information about expected recognition of contractual service margin in profit or loss
(m)
The amount of contractual service margin for reinsurance contracts that do not apply the premium allocation approach as of December 31, 2022 and 2023 is expected to be recognized in profit or loss in the future as follows:

	2022
	Less than 1 year		1~2 years	2~5 years	5~10 years	More than 10 years	Total
Reinsurance contract assets	~~W~~	(7,364)	(6,682)	(16,987)	(21,143)	(42,684)	(94,860)
Reinsurance contract liabilities		(7,487)	(6,495)	(15,387)	(17,968)	(35,848)	(83,185)

	~~W~~	(14,851)	(13,177)	(32,374)	(39,111)	(78,532)	(178,045)

	2023
	Less than 1 year		1~2 years	2~5 years	5~10 years	More than 10 years	Total
Reinsurance contract assets	~~W~~	(5,256)	(4,777)	(12,166)	(15,305)	(33,455)	(70,959)
Reinsurance contract liabilities		(5,692)	(4,947)	(11,507)	(12,251)	(25,957)	(60,354)

	~~W~~	(10,948)	(9,724)	(23,673)	(27,556)	(59,412)	(131,313)

Summary of insurance profits and losses
(n)	Details of insurance profits and losses for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Retroactive modification method		Fair value method	Etc.	Total
Unapplied premium allocation approach	Expected insurance premiums and other expected insurance service expenses	~~W~~	772,251	690,905	28,087	1,491,243
	Risk-adjusted change amount		71,839	36,260	12,115	120,214
	Contractual service margin amortization		632,727	218,251	50,830	901,808
	Recovery of insurance acquisition cash flows		169,488	216	44,399	214,103
	Etc. (*)		6,743	(12)	(2,633)	4,098

			1,653,048	945,620	132,798	2,731,466
Premium allocation approach			9,915	—	349	10,264

Insurance revenue subtotal			1,662,963	945,620	133,147	2,741,730

Unapplied premium allocation approach	Accrued insurance premiums and other incurred insurance service expenses		790,309	647,065	41,160	1,478,534
	Changes in incident fulfillment cash flow		(425)	(36,823)	144	(37,104)
	Costs related to onerous contracts		(69,089)	(5,444)	66,723	(7,810)
	Amortization of insurance acquisition cash flows		169,488	216	44,399	214,103
	Etc. (*)		21,764	2,691	(23,612)	843

			912,047	607,705	128,814	1,648,566
Premium allocation approach			18,450	—	854	19,304

Insurance service expenses subtotal		~~W~~	930,497	607,705	129,668	1,667,870

		2022
		Retroactive modification method		Fair value method	Etc.	Total
Unapplied premium allocation approach	Accrued reinsurance amount	~~W~~	—	62,436	3,947	66,383
	Changes in incident fulfillment cash flow		—	(26,236)	559	(25,677)
	Etc. (*)		—	(7,804)	2,080	(5,724)

			—	28,396	6,586	34,982
Premium allocation approach			1,292	—	—	1,292

Reinsurance revenue subtotal			1,292	28,396	6,586	36,274

Unapplied premium allocation approach	Expected reinsurance amount		—	39,103	1,949	41,052
	Risk-adjusted change amount		—	3,242	270	3,512
	Contractual service margin amortization		—	11,589	4,433	16,022
	Etc. (*)		—	(504)	2,246	1,742

			—	53,430	8,898	62,328
Premium allocation approach			1,582	—	—	1,582

Reinsurance service expenses subtotal			1,582	53,430	8,898	63,910

		~~W~~	732,176	312,881	1,167	1,046,224

(*)	Include amounts allocated to loss components, etc.

		2023
		Retroactive modification method		Fair value method	Etc.	Total
Unapplied premium allocation approach	Expected insurance premiums and other expected insurance service expenses	~~W~~	776,917	706,136	90,916	1,573,969
	Risk-adjusted change amount		55,712	36,036	24,797	116,545
	Contractual service margin amortization		536,399	215,795	162,449	914,643
	Recovery of insurance acquisition cash flows		133,781	337	128,162	262,280
	Etc. (*)		(18,762)	65	11,218	(7,479)

			1,484,047	958,369	417,542	2,859,958
Premium allocation approach			29,504	—	10,137	39,641

Insurance revenue subtotal			1,513,551	958,369	427,679	2,899,599

Unapplied premium allocation approach	Accrued insurance premiums and other incurred insurance service expenses		794,824	644,118	74,638	1,513,580
	Changes in incident fulfillment cash flow		(5,104)	14,944	1,628	11,468
	Costs related to onerous contracts		(74,960)	8,286	31,314	(35,360)
	Amortization of insurance acquisition cash flows		133,868	337	128,075	262,280
	Etc. (*)		(10,235)	1,451	(28,812)	(37,596)

			838,393	669,136	206,843	1,714,372
Premium allocation approach			37,657	—	(3,250)	34,407

Insurance service expenses subtotal		~~W~~	876,050	669,136	203,593	1,748,779

		2023
		Retroactive modification method		Fair value method	Etc.	Total
Unapplied premium allocation approach	Accrued reinsurance amount	~~W~~	27	67,051	5,573	72,651
	Changes in incident fulfillment cash flow		2	(29,952)	(2,150)	(32,100)
	Etc. (*)		(1)	(2,021)	1,906	(116)

			28	35,078	5,329	40,435
Premium allocation approach			4,550	—	—	4,550

Reinsurance revenue subtotal			4,578	35,078	5,329	44,985

Unapplied premium allocation approach	Expected reinsurance amount		—	41,537	7,324	48,861
	Risk-adjusted change amount		—	3,227	626	3,853
	Contractual service margin amortization		—	8,120	7,269	15,389
	Etc. (*)		—	(247)	4,230	3,983

			—	52,637	19,449	72,086
Premium allocation approach			5,375	—	4,729	10,104

Reinsurance service expense subtotal			5,375	52,637	24,178	82,190

		~~W~~	636,704	271,674	205,237	1,113,615

(*)	Include amounts allocated to loss components, etc.